ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Details textual) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Insurance Contracts Explanatory [Line Items]
Premium and other policies receivable	[1]	S/ 887,273	S/ 656,829
Insurance [Member]
Disclosure Of Insurance Contracts Explanatory [Line Items]
Unearned portion of premiums ceded to reinsurers		S/ 152,900	S/ 151,600

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).